Leases (Cash Paid for Amounts Included in Measurement of Lease Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee Lease Disclosure [Line Items]
Operating cash flows for finance leases	$ 3	$ (3)
Operating cash flows for operating leases	82	103	$ 96
Financing cash flows for finance leases	32	40	33
Virginia Electric and Power Company
Lessee Lease Disclosure [Line Items]
Operating cash flows for finance leases	3	1	1
Operating cash flows for operating leases	50	53	52
Financing cash flows for finance leases	$ 12	$ 12	$ 7